Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
17.	Subsequent Events

Management has evaluated events subsequent to the year ended June 30, 2024, up to August 14, 2024, for transactions and other events that may require adjustment of and/or disclosure in the consolidated financial statements.

Securities Purchase Agreement and Notes

On July 31, 2024, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain investors (the “Purchasers”) pursuant to which the Company sold, in a private placement (the “Private Placement”), notes with an aggregate principal amount of $1,150,000 (the “Notes”), with an original issue discount of $150,000. As consideration for entering into the Securities Purchase Agreement, the Company issued a total of 1,299,999 shares of common stock of the Company (the “Shares”) to the Purchasers on August 2, 2024 (the “Closing Date”).

Pursuant to the Securities Purchase Agreement, the Company covenanted and agreed to prepare and file a registration statement in connection with a public offering (the “Registration Statement”) within fifteen (15) days of the Closing Date. The Company agreed to include a resale prospectus in such Registration Statement providing for the resale by the Purchasers of the Shares, cause the Registration Statement to become effective within sixty (60) days following the initial filing of the Registration Statement and keep the Registration Statement effective at all times until no Purchaser owns any Shares.

In addition, from the Closing Date until twelve (12) months after the Closing Date, upon any issuance by the Company of common stock or common stock equivalents for cash consideration (“Subsequent Financing”) other than in connection with a Regulation A+ offering under the Securities Act of 1933, as amended, each Purchaser shall have the right to participate in up to an amount of such Subsequent Financing equal to twenty percent (20%) of the Subsequent Financing on the same terms, conditions and price provided in the Subsequent Financing.

In connection with transactions contemplated by the Securities Purchase Agreement, the Company, including its subsidiaries, entered into a guarantee agreement, in which the Company agreed to guarantee the payment of all obligations under the Notes.

The Company issued the Notes dated as of July 31, 2024 to the Purchasers on the Closing Date. The Notes will mature 90 days from July 31, 2024 and do not bear interest unless an event of default occurs, which interest rate will be 14% during the period the event of default is occurring. In addition, if an event of default occurs, the Purchasers have the option to require the Company to redeem all or any portion of the Notes. While the Notes are outstanding, the Company agreed to, among other things, neither declare or pay any cash dividend or distribution on any equity interest of the Company nor incur or guarantee to exist certain types of indebtedness nor enter into any transaction or series of related transactions with any affiliate except in connection with a reorganization or in the ordinary course of business. The Company may repay all and in part of the Note Amount by paying 100% of the Note Amount then being prepaid.

Consideration Payable

On July 9, 2024, the Company amended the payments terms of the consideration payable for License #1 with regards to the $350,000 payment. The payment is now due on March 15, 2025 (Note 8).

Issuance of common shares

On August 1, 2024, the Company issued 612,500 shares to a consultant in relation to the acquisition of the License #2 IPR&D asset (Note 8).

17.	Subsequent Events

Management has evaluated events subsequent to the year ended December 31, 2023 up to March 28, 2024, for transactions and other events that may require adjustment of and/or disclosure in the consolidated financial statements.

From January 2 to February 13, 2024, the Company issued 12,500 stock options to purchase common stock of the company at an exercise price equal to $5.00 per share that mature in 10 years.

On March 6, 2024, Health Canada notified the Company that it has classified the Company’s products as a drug. This classification could impede sales in Canada and raises concerns about our future collaboration with our distributor, Evolve Medical Inc (Note 15)

On March 6, 2024, the Company issued 80,000 stock options to purchase common stock of the Company at an exercise price equal to $1.00 per share that mature in 10 years. Additionally, 160,000 stock options previously issued were repriced from $5.00 per share to $1.00 per share.